EQUITY - Acquisition of Treasury Shares (Details) $ / shares in Units, $ in Millions		5 Months Ended
	Nov. 05, 2019 ARS ($) $ / shares	Nov. 05, 2019 ARS ($) Vote $ / shares shares	Nov. 05, 2013 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Equity
Treasury shares acquired | shares			15,221,373
Reduction in nominal value of shares		$ 15,221,373
Nominal value (in pesos per share) | $ / shares				$ 1	$ 1
Decrease in its treasury shares	$ 15
Decrease in the inflation adjustment	1,976
Decrease in the treasury shares acquisition cost	5,674
Offsetting entry in Retained earnings	$ 3,683
Class "B"
Equity
Number of shares cancelled | shares		15,221,373
Nominal value (in pesos per share) | $ / shares	$ 1	$ 1
Number of vote per share | Vote		1